Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments (Detail) - Capital Commitments
$ in Thousands
Dec. 31, 2020 USD ($)
Long-term Purchase Commitment [Line Items]
Capital Commitments	$ 143,414
Contractual Obligations, Less than One Year	108,534
Contractual Obligations, One to Three Years	33,917
Contractual Obligations, Three to Five Years	$ 963